UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street, Suite 700, Boston, Massachusetts 02110
(Name and address of agent for service)

With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. REPORTS TO STOCKHOLDERS.

B R O W N C A P I T A L M A N A G E M E N T
BROWN CAPITAL MANAGEMENT

SEMI - ANNUAL REPORT

September 30, 2012

Small Company Fund

International Equity Fund

Mid-cap Fund

Table of Contents

Fund Expenses	1

Schedules of Investments	2

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	18

Additional Information	25

Privacy Policy	26

The Brown Capital Management Mutual Funds
Fund Expenses	September 30, 2012 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

				Expenses
				Paid During
				Period
	Beginning	Ending		April 1, 2012 to
	Account Value	Account Value	Expense	September 30,
	April 1, 2012	September 30, 2012	Ratio(a)	2012(b)

Small Company Fund
Investor
Actual	$1,000.00	$1,017.20	1.28%	$6.47
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	1.28%	$6.48
Institutional(c)
Actual	$1,000.00	$1,018.20	1.09%	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	1.09%	$5.52

International Equity Fund
Investor
Actual	$1,000.00	$1,001.10	2.00%	$10.03
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	2.00%	$10.10

Mid Cap Fund
Investor
Actual	$1,000.00	$961.00	1.15%	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional(c)
Actual	$1,000.00	$962.40	0.90%	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365. Note this example is typically based on a six-month period.

(c)	The Institutional Class shares commenced operations on December 15, 2011.

Semi-Annual Report | September 30, 2012	1

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.35%
	Business Services - 19.91%
760,680	ACI Worldwide, Inc.(a)	$32,146,337
1,077,135	Balchem Corp.	39,563,169
668,722	Concur Technologies, Inc.(a)	49,304,873
1,811,823	Diodes, Inc.(a)	30,819,109
181,200	EnerNOC, Inc.(a)	2,351,976
385,000	MedAssets, Inc.(a)	6,853,000
3,272,047	NIC, Inc.(b)	48,426,296
1,394,114	Nuance Communications, Inc.(a)	34,699,497
2,022,964	PROS Holdings, Inc.(a)(b)	38,577,923

		282,742,180

	Consumer Related - 7.02%
819,237	Dolby Laboratories, Inc. - Class A(a)	26,830,012
1,033,347	DTS, Inc.(a)(b)	24,056,318
512,917	Peet’s Coffee & Tea, Inc.(a)	37,617,333
770,201	Rovi Corp.(a)	11,175,616

		99,679,279

	Industrial Products & Systems - 21.50%
634,260	ANSYS, Inc.(a)	46,554,684
456,823	CARBO Ceramics, Inc.	28,743,303
1,369,053	Cognex Corp.	47,341,853
966,278	Dynamic Materials Corp.(b)	14,513,495
1,294,434	FLIR Systems, Inc.	25,856,319
778,852	Hittite Microwave Corp.(a)	43,202,920
1,110,752	Measurement Specialties, Inc.(a)(b)	36,632,601
161,382	OYO Geospace Corp.(a)	19,754,771
1,611,026	Sun Hydraulics Corp.(b)	42,804,961

		305,404,907

	Information/Knowledge Management - 21.74%
1,931,654	American Software, Inc. Class A(b)	15,762,297
1,583,600	Blackbaud, Inc.	37,879,712
1,090,695	FEI Co.	58,352,182
1,043,762	Manhattan Associates, Inc.(a)(b)	59,776,250
2,076,514	Netscout Systems, Inc.(a)	52,971,872
1,116,997	Quality Systems, Inc.	20,720,294
1,438,838	Tyler Technologies, Inc.(a)	63,337,649

		308,800,256

	Medical/Health Care - 23.01%
1,608,344	Abaxis, Inc.(a)(b)	57,771,716
3,084,414	Accelrys, Inc.(a)(b)	26,711,025
568,600	Bruker Corp.(a)	7,442,974
1,779,984	Cantel Medical Corp.(b)	48,201,967
431,570	Incyte Corp., Ltd.(a)	7,789,838
988,375	IRIS International, Inc.(a)(b)	19,293,080
637,300	Medicis Pharmaceutical Corp. - Class A	27,575,971
1,673,975	Medidata Solutions, Inc.(a)(b)	69,469,963
1,269,731	Meridian Bioscience, Inc.	24,353,441
532,207	Techne Corp.	38,286,972

		326,896,947

2	www.browncapital.com

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.35% (continued)
	Miscellaneous - 4.17%
1,386,218	Neogen Corp.(a)(b)	$59,191,509

Total Common Stocks (Cost $907,030,124)		1,382,715,078

SHORT TERM INVESTMENTS - 2.75%
39,046,505	Dreyfus Cash Management Institutional Shares, 0.07%(c)	39,046,505

Total Short Term Investments (Cost $39,046,505)		39,046,505

Total Value of Investments (Cost $946,076,629) - 100.10%		1,421,761,583
Liabilities in Excess of Other Assets - (0.10)%		(1,356,910)

Net Assets - 100.00%		$1,420,404,673

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2012.

Common Abbreviations:
Ltd. - Limited

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	19.91%	$282,742,180
Consumer Related	7.02%	99,679,279
Industrial Products & Systems	21.50%	305,404,907
Information/Knowledge Management	21.74%	308,800,256
Medical/Health Care	23.01%	326,896,947
Miscellaneous	4.17%	59,191,509
Cash and Cash Equivalents	2.65%	37,689,595

Total	100.00%	$1,420,404,673

Semi-Annual Report | September 30, 2012	3

The Brown Capital Management Intetrnational Equity Fund
Schedule of Investments	September 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.07%
	Bermuda - 2.68%
1,662	Invesco, Ltd.	$41,533
7,630	Nabors Industries, Ltd.(a)	107,049

		148,582

	Canada - 4.12%
4,466	Canadian Natural Resources, Ltd.	137,783
7,638	Harry Winston Diamond Corp.(a)	90,823

		228,606

	Egypt - 1.09%
19,517	Orascom Telecom Holding SAE(a)(b)(c)	60,522

	Finland - 1.17%
936	Kone OYJ, Class B	64,771

	France - 5.29%
7,883	Flamel Technologies SA(a)(d)	32,242
1,993	Sanofi	169,929
758	Societe BIC SA	91,582

		293,753

	Germany - 2.89%
1,376	Bayerische Motoren Werke AG	100,630
847	SAP AG	59,984

		160,614

	Hong Kong - 6.24%
170,000	Chaoda Modern Agriculture Holdings, Ltd.(a)	24,116
27,704	Esprit Holdings, Ltd.	42,588
206,000	Kingdee International Software Group Co., Ltd.(a)	42,507
189,000	Kingsoft Corp., Ltd.	119,434
15,600	Ping An Insurance Group Co., Class H	117,895

		346,540

	Ireland - 7.04%
3,377	DCC PLC	97,207
3,375	ICON PLC(a)(d)	82,249
1,374	Paddy Power PLC	101,932
173,315	Total Produce PLC	109,132

		390,520

	Israel - 0.93%
1,241	Teva Pharmaceutical Industries, Ltd.(d)	51,390

	Italy - 3.26%
15,700	Azimut Holding SpA	181,073

	Japan - 15.53%
4,424	Foster Electric Co., Ltd.	67,970
9,100	Japan Tobacco, Inc.	273,093
8,700	Mitsubishi Estate Co., Ltd.	166,553
19,300	Rakuten, Inc.	196,611
27,000	Sapporo Holdings, Ltd.	75,423

4	www.browncapital.com

The Brown Capital Management Intetrnational Equity Fund
Schedule of Investments	September 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.07% (continued)
	Japan - 15.53% (continued)
9,390	Yamaha Motor Co., Ltd.	$82,060

		861,710

	Luxembourg - 2.27%
1,356	Millicom International Cellular SA(e)	125,819

	Mexico - 1.97%
1,186	Fomento Economico Mexicano SAB de CV(d)	109,088

	Netherlands - 2.13%
6,299	Wolters Kluwer NV	118,423

	Singapore - 5.37%
89,000	Goodpack, Ltd.	134,530
122,424	UOB Kay Hian Holdings, Ltd.	163,604

		298,134

	South Africa - 1.66%
2,069	Sasol, Ltd.(d)	92,236

	Spain - 3.22%
5,414	Grifols SA(a)	178,802

	Switzerland - 15.06%
36	Lindt & Spruengli AG, Non Voting	113,914
2,222	Nestle SA	140,100
6,158	Nobel Biocare Holding AG(a)	61,744
837	Roche Holding AG	156,365
379	The Swatch Group AG	151,197
1,563	Transocean, Ltd.	70,163
2,526	Tyco International, Ltd.	142,113

		835,596

	United Kingdom - 15.15%
28,561	BAE Systems PLC	149,937
1,958	Carnival Corp.	71,350
5,227	Diageo PLC	146,824
45,184	Man Group PLC	60,085
274,030	Management Consulting Group PLC	106,732
20,960	Reed Elsevier PLC	200,370
9,346	UBM PLC	105,795

		841,093

Total Common Stocks (Cost $4,211,087)		5,387,272

SHORT TERM INVESTMENTS - 2.45%
135,754	Dreyfus Cash Management Institutional Shares, 0.07%(f)	135,754

Total Short Term Investments (Cost $135,754)		135,754

Total Value of Investments (Cost $4,346,841) - 99.52%		5,523,026
Other Assets in Excess of Liabilities - 0.48%		26,717

Net Assets - 100.00%		$5,549,743

Semi-Annual Report | September 30, 2012	5

The Brown Capital Management Intetrnational Equity Fund
Schedule of Investments	September 30, 2012 (Unaudited)

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.
(c)

Securities were issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of September 30, 2012, the aggregate market value of those securities was $60,522, representing 1.09% of net assets.

(d)	American Depositary Receipt.
(e)	Swedish Depositary Receipt.
(f)	Represents 7 day effective yield at September 30, 2012.

Common Abbreviations:
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
Ltd.	-	Limited
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ	-	Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC	-	Public Limited Company (Ireland & United Kingdom)
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. (France, Luxembourg, Spain, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SAE	-	Societe Anonyme Egyptienne is an Egyptian Joint Stock Company. (Egypt)
SpA	-	Societa` Per Azioni is an Italian shared company. (Italy)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Basic Materials	1.66%	$92,236
Communications	5.81%	322,430
Consumer Discretionary	17.49%	970,965
Consumer Staples	17.87%	991,690
Consumer, Cyclical	2.92%	162,173
Consumer, Non cyclical	2.58%	142,972
Energy	5.67%	314,995
Financials	13.17%	730,743
Health Care	12.28%	681,331
Industrials	12.53%	695,290
Information Technology	2.92%	161,941
Technology	1.08%	59,984
Telecommunication Services	1.09%	60,522
Cash and Cash Equivalents	2.93%	162,471

Total	100.00%	$5,549,743

6	www.browncapital.com

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.87%
	Consumer Discretionary - 20.40%
11,659	BorgWarner, Inc.(a)	$805,754
14,314	Coach, Inc.	801,870
24,945	Dick’s Sporting Goods, Inc.	1,293,398
29,208	Guess?, Inc.	742,467
18,300	Lululemon Athletica, Inc.(a)	1,353,102
944	NVR, Inc.(a)	797,208
106,763	PulteGroup, Inc.(a)	1,654,827
23,773	Staples, Inc.	273,865
53,915	Toll Brothers, Inc.(a)	1,791,595
18,013	Tractor Supply Co.	1,781,306

		11,295,392

	Energy - 9.02%
42,420	Cameron International Corp.(a)	2,378,489
25,444	CARBO Ceramics, Inc.	1,600,937
15,398	Diamond Offshore Drilling, Inc.	1,013,342

		4,992,768

	Financials - 10.37%
10,799	FactSet Research Systems, Inc.	1,041,240
54,781	Stifel Financial Corp.(a)	1,840,642
24,798	T. Rowe Price Group, Inc.	1,569,713
70,784	The Western Union Co.	1,289,684

		5,741,279

	Health Care - 21.59%
161,506	Allscripts Healthcare Solutions, Inc.(a)	2,007,519
7,332	Celgene Corp.(a)	560,165
21,501	Covance, Inc.(a)	1,003,882
93,466	MedAssets, Inc.(a)	1,663,695
37,702	Meridian Bioscience, Inc.	723,124
40,039	Myriad Genetics, Inc.(a)	1,080,653
55,545	PAREXEL International Corp.(a)	1,708,564
22,420	Shire PLC(b)	1,988,654
14,673	Waters Corp.(a)	1,222,701

		11,958,957

	Industrials - 14.96%
19,568	Expeditors International of Washington, Inc.	711,492
32,127	FEI Co.	1,718,794
25,166	FLIR Systems, Inc.	502,691
20,286	JB Hunt Transport Services, Inc.	1,055,683
20,530	MSC Industrial Direct Co. - Class A	1,384,954
98,535	Quanta Services, Inc.(a)	2,433,815
5,290	Stericycle, Inc.(a)	478,851

		8,286,280

	Information Technology - 16.83%
46,200	Akamai Technologies, Inc.(a)	1,767,612
18,655	ANSYS, Inc.(a)	1,369,277
29,586	Blackbaud, Inc.	707,697
64,780	Diodes, Inc.(a)	1,101,908
54,926	NetApp, Inc.(a)	1,805,967
52,484	Rovi Corp.(a)	761,543

Semi-Annual Report | September 30, 2012	7

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.87% (continued)
	Information Technology - 16.83% (continued)
37,941	Trimble Navigation, Ltd.(a)	$1,808,268

		9,322,272

	Materials - 3.70%
19,118	Ecolab, Inc.	1,239,038
27,647	General Cable Corp.(a)	812,269

		2,051,307

Total Common Stocks (Cost $48,112,594)		53,648,255

SHORT TERM INVESTMENTS - 3.10%
1,715,242	Dreyfus Cash Management Institutional Shares, 0.07%(c)	1,715,242

Total Short Term Investments (Cost $1,715,242)		1,715,242

Total Value of Investments (Cost $49,827,836) - 99.97%		55,363,497
Other Assets in Excess of Liabilities - 0.03%		17,950

Net Assets - 100.00%		$55,381,447

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2012.

Common Abbreviations:
Ltd. - Limited
PLC - Public Limited Company (United Kingdom)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Consumer Discretionary	20.40%	$11,295,392
Energy	9.02%	4,992,768
Financials	10.37%	5,741,279
Health Care	21.59%	11,958,957
Industrials	14.96%	8,286,280
Information Technology	16.83%	9,322,272
Materials	3.70%	2,051,307
Cash and Cash Equivalents	3.13%	1,733,192

Total	100.00%	$55,381,447

8	www.browncapital.com

The Brown Capital Management Mutual Funds
Statement of Assets and Liabilities	September 30, 2012 (Unaudited)

	Small Company	International Equity
	Fund	Fund		Mid-Cap Fund

Assets:
Unaffiliated Investments, at cost	$598,984,906	$4,346,841		$49,827,836
Affiliated Investments, at cost	347,091,723	–		–

Unaffiliated Investments, at value	$860,572,182	$5,523,026		$55,363,497
Affiliated Investments, at value (Note 1)	561,189,401	–		–

Total Investments, at value	$1,421,761,583	$5,523,026		$55,363,497
Foreign Cash, at value	–	891	*	–
Receivables:
Fund shares sold	671,626	–		52,864
Dividends and interest, at value	445,683	29,392	*	19,557
Prepaid expenses	33,101	13,228		20,053
Due from Advisor	–	10,195		–

Total Assets	1,422,911,993	5,576,732		55,455,971

Liabilities:
Payables:
Fund shares repurchased	951,815	–		24,867
Accrued expenses:
Advisory fees	1,162,494	–		19,243
Administration fees	23,019	1,748		1,405
Trustees’ fees	247	208		222
Custodian fees	34,786	3,743		1,230
Transfer agent fees	48,624	2,656		3,424
Chief compliance officer fees	167	167		167
Distribution fees - Investor Class	224,733	1,421		5,372
Legal and audit fees	16,289	15,120		15,120
Printing fees	41,193	994		1,330
Other expenses	3,953	932		2,144

Total Liabilities	2,507,320	26,989		74,524

Net Assets	$1,420,404,673	$5,549,743		$55,381,447

Net Assets Consist of:
Paid - in capital	$917,407,702	$7,068,946		$50,495,953
Accumulated net investment income/(loss)	(8,250,180)	92,627		(127,901)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	35,562,197	(2,787,043)		(522,266)
Net unrealized appreciation on investments and foreign currency translations	475,684,954	1,175,213		5,535,661

Net Assets	$1,420,404,673	$5,549,743		$55,381,447

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$50.17	$9.07		$19.95
Net Assets	$1,367,628,457	$5,549,743		$25,718,813
Shares Outstanding, no par value (unlimited shares authorized)	27,259,805	612,078		1,289,122

Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$50.25	N/A		$19.99
Net Assets	$52,776,216	N/A		$29,662,634
Shares Outstanding, no par value (unlimited shares authorized)	1,050,334	N/A		1,484,140

*	At Cost; $891 for Foreign Cash and $30,363 for Dividends.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2012	9

The Brown Capital Management Mutual Funds
Statement of Operations	For the six Months Ended September 30, 2012 (Unaudited)

	Small Company	International Equity
	Fund	Fund	Mid-Cap Fund

Investment Income:
Dividends	$2,222,052	$199,383	$165,358
Dividends from affiliated securities	1,108,349	–	–
Foreign tax withheld	–	(14,212)	329
Interest	15,577	132	877

Total Investment Income	3,345,978	185,303	166,564

Expenses:
Advisory fees (Note 2)	6,898,944	43,453	183,948
Administration fees (Note 2)	137,137	4,615	6,117
Transfer agent fees (Note 2)	126,078	15,916	25,317
Custody fees (Note 2)	70,896	4,985	2,516
Registration fees	100,439	12,884	31,459
12b-1 Fees - Investor Class (Note 2)	1,348,261	10,863	33,191
Legal fees	20,781	20,760	20,761
Audit and tax preparation fees	7,521	6,769	6,769
Trustees’ fees and expenses	5,902	6,702	6,702
Compliance services fees (Note 2)	6,917	6,917	6,917
Other expenses	108,327	4,339	8,052

Total Expenses	8,831,203	138,203	331,749
Expenses waived/reimbursed by Advisor - Investor Class (Note 2)	–	(51,298)	(41,991)
Expenses waived/reimbursed by Advisor - Institutional Class (Note 2)	–	N/A	(35,834)

Net Expenses	8,831,203	86,905	253,924

Net Investment Income/(Loss)	(5,485,225)	98,398	(87,360)

Realized and Unrealized Gain/(Loss) on:
Net realized gain/(loss) from investments	38,156,313	(153,095)	(1,365,103)
Net realized loss from investments - affiliated securities	(7,374,195)	–	–
Net realized gain from foreign currency transactions	–	153,659	–
Net change in unrealized appreciation/(depreciation) of investments	(3,618,954)	(154,947)	131,970
Net change in unrealized depreciation of foreign currency translations	–	(444)	–

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	27,163,164	(154,827)	(1,233,133)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$21,677,939	$(56,429)	$(1,320,493)

See Notes to Financial Statements.

10	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2012	Year Ended	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012	(Unaudited)	March 31, 2012

Operations:
Net investment income/(loss)	$(5,485,225)	$(9,134,913)	$98,398	$45,141
Net realized gain/(loss) from investments and foreign currency transactions	30,782,118	9,020,805	564	(81,429)
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(3,618,954)	37,170,553	(155,391)	(727,064)

Net Increase/(Decrease) in Net Assets Resulting from Operations	21,677,939	37,056,445	(56,429)	(763,352)

Distributions to Shareholders: (Note 4)
Net investment income
Investor	–	–	–	(140,078)

Net Decrease in Net Assets from Distributions	–	–	–	(140,078)

Capital Share Transactions:
Shares sold
Investor	108,394,980	674,664,535	351,296	1,940,532
Institutional	46,632,668	5,244,160	N/A	N/A
Reinvested dividends and distributions
Investor	–	–	–	105,556
Shares repurchased
Investor	(217,563,805)	(432,118,982)	(4,502,704)	(2,081,252)
Institutional	(1,843,987)	(18,000)	N/A	N/A

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(64,380,144)	247,771,713	(4,151,408)	(35,164)

Net Increase/(Decrease) in Net Assets	(42,702,205)	284,828,158	(4,207,837)	(938,594)
Net Assets:
Beginning of Period	1,463,106,878	1,178,278,720	9,757,580	10,696,174

End of Period	$1,420,404,673	$1,463,106,878	$5,549,743	$9,757,580

Accumulated Net Investment Income/(Loss)	$(8,250,180)	$(2,764,955)	$92,627	$(5,771)

Share Information:
Investor Class:
Shares sold	2,276,424	14,492,065	41,234	223,773
Reinvested distributions	–	–	–	13,195
Shares repurchased	(4,572,224)	(9,543,573)	(505,794)	(227,471)

Net Increase/(Decrease) in Capital Shares	(2,295,800)	4,948,492	(464,560)	9,497
Shares Outstanding, Beginning of Period	29,555,605	24,607,113	1,076,638	1,067,141

Shares Outstanding, End of Period	27,259,805	29,555,605	612,078	1,076,638

Institutional Class:
Shares sold	978,615	111,127	N/A	N/A
Reinvested distributions	–	–	N/A	N/A
Shares repurchased	(39,038)	(370)	N/A	N/A

Net Increase in Capital Shares	939,577	110,757	N/A	N/A
Shares Outstanding, Beginning of Period	110,757	–	N/A	N/A

Shares Outstanding, End of Period	1,050,334	110,757	N/A	N/A

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2012	11

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	Mid-Cap Fund

	For the Six
	Months Ended	For the
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012

Operations:
Net investment loss	$(87,360)	$(157,047)
Net realized gain/(loss) from investments	(1,365,103)	1,631,614
Net change in unrealized appreciation/(depreciation) of
investments	131,970	(473,025)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,320,493)	1,001,542

Distributions to Shareholders: (Note 4)
Net realized gains from investment transactions
Investor	–	(37,470)
Institutional	–	(1,526)

Net Decrease in Net Assets from Distributions	–	(38,996)

Capital Share Transactions:
Shares sold
Investor	4,244,706	24,716,453
Institutional	24,135,397	5,762,936
Reinvested dividends and distributions
Investor	–	32,094
Institutional	–	1,526
Shares repurchased
Investor	(13,289,254)	(12,603,770)
Institutional	(737,351)	(7,207)

Net Increase in Net Assets Resulting from Capital Share
Transactions	14,353,498	17,902,032

Net Increase in Net Assets	13,033,005	18,864,578
Net Assets:
Beginning of Period	42,348,442	23,483,864

End of Period	$55,381,447	$42,348,442

Accumulated Net Investment Loss	$(127,901)	$(40,541)

Share Information:
Investor Class:
Shares sold	216,316	1,281,504
Reinvested distributions	–	1,815
Shares repurchased	(680,698)	(681,310)

Net Increase/(Decrease) in Capital Shares	(464,382)	602,009
Shares Outstanding, Beginning of Period	1,753,504	1,151,495

Shares Outstanding, End of Period	1,289,122	1,753,504

Institutional Class:
Shares sold	1,235,821	286,661
Reinvested distributions	–	86
Shares repurchased	(38,082)	(346)

Net Increase in Capital Shares	1,197,739	286,401
Shares Outstanding, Beginning of Period	286,401	–

Shares Outstanding, End of Period	1,484,140	286,401

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended		For the		For the	For the	For the	For the
	September 30,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	2012 (Unaudited)		March 31, 2012(a)		March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008

Net Asset Value, Beginning of Period	$49.32		$47.88		$36.44	$23.71	$31.63	$35.44

Income/(Loss) from Investment Operations:
Net Investment Loss	(0.19	)(b)	(0.31	)(b)	(0.23)	(0.16)	(0.15)	(0.26)
Net Realized and Unrealized Gain/(Loss)
on Investments	1.04		1.75		11.86	12.89	(7.44)	0.22

Total from Investment Operations	0.85		1.44		11.63	12.73	(7.59)	(0.04)

Less Distributions:
Distributions (from capital gains)	–		–		(0.19)	–	(0.33)	(3.77)

Total Distributions	–		–		(0.19)	–	(0.33)	(3.77)

Net Asset Value, End of Period	$50.17		$49.32		$47.88	$36.44	$23.71	$31.63

Total Return(c)	1.72%	(d)	3.01%		31.98%	53.69%	(24.00% )	(1.33% )

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,367,628		$1,457,641		$1,178,279	$756,245	$312,066	$297,437
Average Net Assets for the Period (000s)	$1,344,577		$1,340,963		$854,095	$539,424	$317,926	$318,185
Ratio of Expenses to Average Net Assets	1.28%	(e)(f)	1.21%	(g)	1.19%	1.21%	1.24%	1.22%
Ratio of Net Investment Loss to Average
Net Assets	(0.80%	)(e)	(0.68%	)	(0.68% )	(0.63% )	(0.64% )	(0.77% )
Portfolio Turnover Rate	2%	(d)	21%		7%	13%	8%	21%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which were converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator. It is anticipated that total expenses will be lower in the future given this change in administrative fee arrangements.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2012	13

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the
	September 30,		Period Ended
Institutional Class	2012 (Unaudited)		March 31, 2012(a)

Net Asset Value, Beginning of Period	$49.35		$43.19

Income/(Loss) from Investment Operations:
Net Investment Loss	(0.14	)(b)	(0.08	)(b)
Net Realized and Unrealized Gain
on Investments	1.04		6.24

Total from Investment Operations	0.90		6.16

Net Asset Value, End of Period	$50.25		$49.35

Total Return(c)	1.82%	(d)	14.26%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$52,776		$5,465
Average Net Assets for the Period (000s)	$31,442		$2,086
Ratio of Expenses to Average Net Assets	1.09%	(e)	1.21%	(e)(f)
Ratio of Net Investment Loss to Average
Net Assets	(0.58%	)(e)	(0.59%	)(e)
Portfolio Turnover Rate	2%	(d)	21%	(d)(g)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator. It is anticipated that total expenses will be lower in the future given this change in administrative fee arrangements.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital International Equity Fund
Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended		For the
	September 30,		Year Ended	For the	For the	For the	For the
	2012		March 31,	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		2012(a)	March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008

Net Asset Value, Beginning of Period	$9.06		$10.02	$9.57	$5.99	$12.33	$16.68

Income/(Loss) from Investment Operations:
Net Investment Income	0.10	(b)	0.04 (b)	0.05	0.01	0.12	0.15
Net Realized and Unrealized Gain/(Loss)
on Investments	(0.09)		(0.88)	0.59	3.63	(5.75)	(1.43)

Total from Investment Operations	0.01		(0.84)	0.64	3.64	(5.63)	(1.28)

Less Distributions:
Dividends (from net investment income)	–		(0.12)	(0.19)	(0.06)	(0.12)	(0.05)
Distributions (from capital gains)	–		–	–	–	(0.59)	(3.02)

Total Distributions	–		(0.12)	(0.19)	(0.06)	(0.71)	(3.07)

Net Asset Value, End of Period	$9.07		$9.06	$10.02	$9.57	$5.99	$12.33

Total Return(c)	0.11%	(d)	(8.22% )	6.79%	61.09%	(46.39% )	(9.84% )

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$5,550		$9,758	$10,696	$12,811	$6,827	$14,628
Average Net Assets for the Period (000s)	$8,667		$10,017	$11,461	$10,445	$10,248	$16,854
Ratio of Expenses to Average Net Assets Excluding
Fee Waivers and Reimbursements	3.18%	(e)(f)	3.02% (g)	2.91%	2.78%	2.85%	2.15%
Ratio of Expenses to Average Net Assets Including
Fee Waivers and Reimbursements	2.00%	(e)(f)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income to Average
Net Assets	2.26%	(e)	0.45%	0.48%	0.01%	1.32%	1.10%
Portfolio Turnover Rate	3%	(d)	17%	28%	44%	46%	54%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which were converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator. It is anticipated that total expenses will be lower in the future given this change in administrative fee arrangements.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2012	15

The Brown Capital Management Mid-Cap Fund
Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended		For the
	September 30,		Year Ended		For the	For the	For the	For the
	2012		March 31,		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		2012(a)		March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008

Net Asset Value, Beginning of Period	$20.76		$20.39		$15.71	$9.86	$12.95	$14.26

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)	(0.05	)(b)	(0.10	)(b)	(0.06)	(0.06)	0.36	(0.09)
Net Realized and Unrealized Gain/(Loss)
on Investments	(0.76)		0.49		4.81	5.91	(3.05)	(0.25)

Total from Investment Operations	(0.81)		0.39		4.75	5.85	(2.69)	(0.34)

Less Distributions:
Dividends (from net investment income)	–		–		–	–	(0.40)	–
Distributions (from capital gains)	–		(0.02)		(0.07)	–	–	(0.97)

Total Distributions	–		(0.02)		(0.07)	–	(0.40)	(0.97)

Net Asset Value, End of Period	$19.95		$20.76		$20.39	$15.71	$9.86	$12.95

Total Return(c)	(3.90%	)(d)	1.94%		30.30%	59.33%	(20.80% )	(3.13% )

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$25,719		$36,400		$23,484	$10,118	$2,251	$2,675
Average Net Assets for the Period (000s)	$26,480		$30,165		$12,678	$8,513	$2,509	$2,913
Ratio of Expenses to Average Net Assets Excluding
Fee Waivers and Reimbursements	1.47%	(e)(f)	1.63%	(g)	2.03%	2.79%	4.16%	2.81%
Ratio of Expenses to Average Net Assets Including
Fee Waivers and Reimbursements	1.15%	(e)(f)	1.25%		1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income/(Loss) to Average
Net Assets	(0.49%	)(e)	(0.52%	)	(0.54% )	(0.47% )	1.19%	(0.65% )
Portfolio Turnover Rate	14%	(d)	18%		38%	35%	51%	63%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which were converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator. It is anticipated that total expenses will be lower in the future given this change in administrative fee arrangements.

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management Mid-Cap Fund
Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the
	September 30,		Period Ended
	2012		March 31,
Institutional Class	(Unaudited)		2012(a)

Net Asset Value, Beginning of Period	$20.77		$17.52

Income/(Loss) from Investment Operations:
Net Investment Loss	(0.02	)(b)	(0.01	)(b)
Net Realized and Unrealized Gain/(Loss)
on Investments	(0.76)		3.28

Total from Investment Operations	(0.78)		3.27

Less Distributions:
Distributions (from capital gains)	–		(0.02)

Total Distributions	–		(0.02)

Net Asset Value, End of Period	$19.99		$20.77

Total Return(c)	(3.76%	)(d)	18.70%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$29,663		$5,948
Average Net Assets for the Period (000s)	$22,438		$1,884
Ratio of Expenses to Average Net Assets Excluding
Fee Waivers and Reimbursements	1.22%	(e)	1.42%	(e)(f)
Ratio of Expenses to Average Net Assets Including
Fee Waivers and Reimbursements	0.90%	(e)	0.90%	(e)
Ratio of Net Investment Loss to Average Net Assets	(0.20%	)(e)	(0.12%	)(e)
Portfolio Turnover Rate	14%	(d)	18%	(d)(g)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator. It is anticipated that total expenses will be lower in the future given this change in administrative fee arrangements.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2012	17

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), and The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act.

The investment objective of the Small Company Fund is to seek capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The investment objective of the Mid-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares. Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently re-designated, as of December 1, 2011, as the “Investor Class” shares.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

18	www.browncapital.com

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2012:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,382,715,078	$–	$–	$1,382,715,078
Short Term Investments	39,046,505	–	–	39,046,505
Total	$1,421,761,583	$–	$–	$1,421,761,583

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Hong Kong	$322,424	$24,116	$–	$346,540
All Other	5,040,732	–	–	5,040,732
Short Term Investments	135,754	–	–	135,754
Total	$5,498,910	$24,116	$–	$5,523,026

Mid-Cap Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$53,648,255	$–	$–	$53,648,255
Short Term Investments	1,715,242	–	–	1,715,242
Total	$55,363,497	$–	$–	$55,363,497
*See Schedule of Investments for industry classifications

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used are not applicable for these Funds.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semi-Annual Report | September 30, 2012	19

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2012 (Unaudited)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of September 30, 2012, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

				Share Balance at	Market Value at
	Share Balance			September 30,	September 30,		Realized Gains
Security Name	at April 1, 2012	Purchases	Sales	2012	2012	Dividends	(Losses)

Abaxis, Inc.	1,608,344	-	-	1,608,344	$57,771,716	$-	$-
Accelrys, Inc.	3,084,414	-	-	3,084,414	26,711,025	-	-
American Software, Inc. - Class A	1,931,654	-	-	1,931,654	15,762,297	347,698	-
Cantel Medical Corp.	1,779,984	-	-	1,779,984	48,201,967	83,125	-
DTS, Inc.	1,033,347	-	-	1,033,347	24,056,318	-	-
Dynamic Materials Corp.	966,278	-	-	966,278	14,513,495	77,302	-
IRIS International, Inc.	988,375	-	-	988,375	19,293,080	-	-
Kensey Nash Corp.	467,664	-	(467,664)	-	-	116,916	7,374,200
Manhattan Associates Inc.	1,043,762	-	-	1,043,762	59,776,250	-	-
Measurement Specialties, Inc.	1,110,752	-	-	1,110,752	36,632,601	-	-
Medidata Solutions, Inc.	1,673,975	-	-	1,673,975	69,469,963	-	-
NIC, Inc.	3,167,630	104,417	-	3,272,047	48,426,296	-	-
Neogen Corp.	1,386,218	-	-	1,386,218	59,191,509	-	-
PROS Holdings, Inc.	2,022,964	-	-	2,022,964	38,577,923	-	-
Sun Hydraulics Corp.	1,611,027	-	(1)	1,611,026	42,804,961	483,308	(5)

TOTAL	23,876,388	104,417	(467,665)	23,513,140	561,189,401	1,108,349	7,374,195

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex–dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex–dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex–date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2012 (Unaudited)

believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees

			Expense Limitation	Advisory Fees
Fund	Average Net Assets	Rate	Ratio	Waived	Expenses Reimbursed

Small Company Fund	On all assets	1.00%	1.25%	$–	$–
International Equity Fund	First $100 million	1.00%	1.75%	43,453	7,845
	Over $100 million	0.75%		–	–
Mid–Cap Fund	On all assets	0.75%	0.90%	77,825	–

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b–1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International Equity Fund and the Mid–Cap Fund, 1.25%, 1.75% and 0.90% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund and the International Equity Fund or $15 million for the Mid–Cap Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires March 31, 2013	Expires March 31, 2014	Expires March 31, 2015

International Equity Fund	$81,745	$104,043	$101,934
Mid-Cap Fund	126,817	92,688	117,638

Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $281,000.

Compliance Services

ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a–1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent
ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds.

Distributor
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

Semi-Annual Report | September 30, 2012	21

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2012 (Unaudited)

12b-1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid-Cap Fund and the International Equity Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the distributor is permitted to return the excess to the Advisor. It is also possible that 12b-1 expenses paid by the advisor for a period will exceed the payments received by the Funds, in which case the advisor may pay such excess expenses out of its own resources. The Plans require that the distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor.

Legal Counsel to the Trust

The Law Offices of John H. Lively and Associates, Inc., a member firm of the 1940 Act Law Group, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he received no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES
For the six months ended September 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short–term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities

Small Company Fund	$25,977,952	$82,636,549
International Equity Fund	241,948	4,337,915
Mid-Cap Fund	21,339,420	6,730,886

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2009–2011 and as of and during the six months ended September 30, 2012, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2012, the tax–basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Cost of Investments	$946,076,629	$4,558,982	$49,972,942

Unrealized Appreciation	531,257,563	1,395,486	9,230,998
Unrealized Depreciation	(55,572,609)	(431,442)	(3,840,443)

Net Unrealized Appreciation	475,684,954	964,044	5,390,555

The difference between book–basis and tax–basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, and passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2012, there were no post-October capital loss deferrals on any of the Brown Capital Funds. The Funds elect to defer to the period ending March 31, 2013, late year ordinary losses in the amounts of $2,764,955 for Small Company Fund and $40,541 for Mid-Cap Fund.

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The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2012 (Unaudited)

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Accumulated capital losses noted below represent pre-enactment net capital loss carryforwards, as of March 31, 2012, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the pre-enactment carryovers.

Expiration Dates	International Equity Fund

March 31, 2017	$1,235,307
March 31, 2018	806,096

Post Modernization Act enactment long-term capital losses for International Equity in the amount of $465,971 are deferred to the next fiscal year.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of September 30, 2012. Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Ordinary Income	Long–Term Capital Gain

Fund	March 31, 2012	March 31, 2012

Small Company Fund	$–	$–
International Equity Fund	140,078	–
Mid Cap Fund	–	38,996

5.	COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU NO. 2011-11 “Disclosures about Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

7.	TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer and Trustees who are interested persons of the Trust, will receive no salary or fees from the Trust. As of September 30, 2012, there were three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective January 1, 2012, each Independent Trustee of the Trust receives a $16,000 annual retainer and a $1,500 per meeting fee. Prior to January 1, 2012, each Independent Trustee of the Trust received a fee of $2,000 each year plus $250 per series of the Trust per meeting attended. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

8.	SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2012. However, the following are details relating to subsequent events through the date the financial statements were issued.

Semi-Annual Report | September 30, 2012	23

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2012 (Unaudited)

The Trust is currently not a party to any litigation. However, the Trust has received a demand letter from the prior administrator alleging that the Trust improperly terminated a service agreement that existed between the parties. The prior administrator claims it is owed damages in the form of lost profits of not less than $1.24 million. The prior administrator has not filed a lawsuit relating to this matter. Should a lawsuit be filed, the Board believes that the Trust will have one or more meritorious defenses and expects the Trust to defend its position vigorously.

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The Brown Capital Management Mutual Funds
Additional Information (Unaudited)	September 30, 2012

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ form N-Q by calling the Funds at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.	TAX DESIGNATIONS

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2011:

	Small Company Fund	International Equity Fund	Mid Cap Fund

Dividends Received Deduction	0%	2.73%	0%

Qualified Dividend Income	0%	40.74%	0%

The Mid Cap Fund paid $38,996 of long term capital gain distributions in December 2011.

In early 2012, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2011 via Form 1099. The Funds will notify shareholders in early 2013 of amounts paid to them by the Funds, if any, during the calendar year 2012.

Semi-Annual Report | September 30, 2012	25

The Brown Capital Management Mutual Funds
Privacy Policy

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number and assets
■ Account balances and transaction history
■ Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share.

Questions?	Call 1-877-892-4226

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The Brown Capital Management Mutual Funds
Privacy Policy

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid-Cap Fund, and The Brown Capital Management International Equity Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you

■ Open an account or give us your account information
■ Make deposits or withdrawals from our account
■ Pay us by check or make a wire transfer

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Brown Capital Management Mutual Funds do not jointly market.

Semi-Annual Report | September 30, 2012	27

Page Intentionally Left Blank

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)
/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 26, 2012

By: (Signature and Title)
/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 26, 2012